Equity settled share-based payments - Restricted shares (Details) - Restricted shares		12 Months Ended
	Jul. 10, 2025 shares $ / shares	Dec. 31, 2025 shares
Equity settled share-based payments
Maximum aggregate number of shares that can be awarded	120,000,000
Expiration period	10 years
Restricted stock granted	85,016,800	85,016,800
Purchase price per share | $ / shares	$ 0.0042
Annual interest rate for forfeited shares	10.00%
Vesting tranche one
Equity settled share-based payments
Vesting percentage	20.00%
Vesting tranche two
Equity settled share-based payments
Vesting percentage	20.00%
Vesting tranche three
Equity settled share-based payments
Vesting percentage	20.00%
Vesting tranche four
Equity settled share-based payments
Vesting percentage	20.00%
Vesting tranche five
Equity settled share-based payments
Vesting percentage	20.00%